COMMITMENTS AND CONTINGENCIES (Details) $ in Millions			12 Months Ended
	Dec. 06, 2018 COP ($)	Sep. 13, 2018 COP ($)	Dec. 31, 2019 COP ($) item	Dec. 31, 2018 COP ($)
Disclosure of contingent liabilities [line items]
Capital commitments			$ 311,729	$ 127,367
Number of legal charges | item			2
Amount litigation settlement	$ 800,156	$ 87,780
Debarment defendants	10 years
Settlement amount	$ 715,656
Loss Contingency, maximum impact		$ 234,602	$ 276,445
Estudios y Proyectos del Sol S.A.S.
Disclosure of contingent liabilities [line items]
Proportion of voting rights held in subsidiary			100.00%
Proportion of participation interest in subsidiary			33.00%
Labor proceedings
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities			$ 85,663	80,113
Civil proceedings
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities			305,198	391,310
Administrative and other proceedings
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities			$ 64,077	$ 241,092